Segment Disclosures Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 7,491	$ 7,331	$ 7,409
Long-lived assets	37,683	38,616	38,893
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	7,406	7,228	7,212
Long-lived assets	37,683	37,586	37,798
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	85	103	197
Long-lived assets	$ 0	$ 1,030	$ 1,095